VARIABLE INTEREST ENTITIES AND OTHER INVESTMENTS IN SIGNIFICANT AFFILIATES, Other Significant Affiliates - Consolidated (Details) $ in Thousands, £ in Millions, $ in Millions			1 Months Ended							3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	May 10, 2019 GBP (£)	Feb. 06, 2014	Aug. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Apr. 30, 2019 USD ($)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 AUD ($)	Jan. 31, 2015 USD ($)	Jan. 31, 2015 AUD ($)	Mar. 31, 2020 USD ($) Aircraft	Jun. 30, 2019 USD ($)	Mar. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Mar. 31, 2020 USD ($) Aircraft	Mar. 31, 2020 GBP (£) Aircraft	Mar. 31, 2019 USD ($)	Mar. 31, 2019	Mar. 31, 2019 Affiliates	Mar. 31, 2019 Company	Mar. 31, 2018 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2019	Jan. 31, 2018	Jan. 31, 2015 AUD ($)
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Number of aircraft operated | Aircraft														315	315
Acquisition of noncontrolling interest																				$ (6,121)
Redeemable noncontrolling interest [Abstract]
Beginning Balance					$ 0						$ 0	$ 618,921	$ 0	$ 0		$ 0				6,886
Noncontrolling interest expense												0								(4,093)
Currency translation												0								4,163
Acquisition of remaining 40% of Eastern Airways																				(6,121)
Reclassification to noncontrolling interest																				(835)
Ending Balance										$ 149,785		$ 149,785	618,921	$ 149,785		$ 0				$ 0
Eastern Airways
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Consideration paid | £															£ 17.1
Purchase agreement period														12 months	12 months
Initial sale period														12 months	12 months
Transition services period														12 months	12 months
Airnorth
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Ownership percentage by parent										100.00%		100.00%		100.00%	100.00%
Number of aircraft operated | Aircraft										13
Business acquisition, percentage of voting interests acquired						15.00%	15.00%	85.00%																85.00%
Acquisition cost								$ 24,000	$ 30.3
Payments for repurchase of redeemable noncontrolling interest						$ 5,300	$ 7.3
Acquisition of noncontrolling interest						5,500
Adjustments to Additional Paid in Capital, Other						2,600
Potential earn-out payments								$ 13,000																$ 17.0
Business combination contingent consideration arrangement terms								4 months	4 months
Payment of contingent consideration																					$ 1,500
Redeemable noncontrolling interest [Abstract]
Acquisition of remaining 40% of Eastern Airways						$ 5,500
Eastern Airways
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Business acquisition, percentage of voting interests acquired																							40.00%
Acquisition of noncontrolling interest														$ (6,121)
Redeemable noncontrolling interest [Abstract]
Acquisition of remaining 40% of Eastern Airways														$ (6,121)
Eastern Airways | Eastern Airways
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Ownership percentage by parent																100.00%	100.00%	100.00%	100.00%
Business acquisition, percentage of voting interests acquired		60.00%																					40.00%
Option indexed to issuer's equity period		7 months
Consideration paid | £	£ 17.1
Purchase agreement period											12 months
Initial sale period											12 months
Transition services period											12 months
Loss on sale of property													46,900
Write-off of net assets amount													35,000
Redeemable noncontrolling interest [Abstract]
Currency translation													11,900
Aviashelf Aviation
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Ownership percentage by parent				48.50%							48.50%					48.50%	48.50%	48.50%	48.50%			48.50%
Acquisition cost			$ 400	$ 2,600
Loss on sale of property													9,000
Write-off of net assets amount													1,800
Number of joint ventures																		2	2
Option to acquire additional interest in affiliate			8.50%														8.50%
Redeemable noncontrolling interest [Abstract]
Currency translation													7,200
Bristow Helicopter Leasing
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Ownership percentage by parent																60.00%	60.00%	60.00%	60.00%			60.00%
Acquisition cost					$ 1,400
Loss on sale of property													9,000
Write-off of net assets amount													1,800
Redeemable noncontrolling interest [Abstract]
Currency translation													$ 7,200
Sakhalin Bristow Air Services
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Ownership percentage by parent					60.00%
Lider
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Business acquisition, percentage of voting interests acquired										20.00%		20.00%		20.00%	20.00%
Cougar
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Business acquisition, percentage of voting interests acquired										25.00%		25.00%		25.00%	25.00%